Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Voyage Expenses and Vessel Operating Expenses - Voyage expenses	Voyage expenses consisted of:

	For the year ended December 31,
	2023	2022	2021
Commissions	397	924	626
Bunkers expenses	3,083	3,876	—
Other voyage expenses	456	573	502
Total	3,936	5,373	1,128

Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses

Vessel operating expenses consisted of:

	For the year ended December 31,
	2023	2022	2021
Crew wages and related costs	8,259	8,952	7,570
Insurance	1,176	1,349	1,067
Spares, repairs and maintenance	2,981	3,935	2,414
Lubricants	912	924	555
Stores	2,325	2,340	1,712
Other	437	512	490
Total	16,090	18,012	13,808